Long-term Incentive Plan - Detail of fair value of long term incentive plan (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Long Term Incentive Plan Using Monte Carlo Pricing Model And Weighted Average Assumption [Abstract]
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	0.510	0.510	0.427
– expected term (years)	3 years	3 years	3 years
– average three-year risk free interest rate (based on US interest rates)	0.026	0.026	0.026
– weighted average fair value (United States dollars)	$ 9.8	$ 10.2	$ 7.8